Accumulated Other Comprehensive Income/ (Loss) (Details) - Schedule of Components of Accumulated Other Comprehensive Income/(Loss) - USD ($)	9 Months Ended	12 Months Ended
	Dec. 31, 2023	Mar. 31, 2023	Mar. 31, 2022
Gain on Employee Benefit [Member]
Gain on employee benefit
Balance, beginning of period	$ 115,818	$ 88,735	$ 39,362
Recognized during the period, net of taxes amounts	(61,594)	45,373	51,365
Reclassification to net income: Amortization losses/(gains)	(15,859)	(18,290)	(1,992)
Balance, end of period	38,365	115,818	88,735
Foreign Currency Translation Adjustment [Member]
Gain on employee benefit
Balance, beginning of period	1,712,181	680,421	(81,978)
Translation adjustments gain recognised during the period, net of taxes amounts	(12,305)	1,031,760	762,399
Balance, end of period	1,699,876	1,712,181	680,421
Accumulated other comprehensive income / (loss)	$ 1,738,241	$ 1,827,999	$ 769,156